Prepaid expenses and other assets	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Prepaid expenses and other assets

5.	Prepaid expenses and other assets

The Company had the following prepaid expenses at the end of each reporting period:

	June 30,	December 31,
	2025	2024
	$	$
Prepaid insurance	1,909	1,700
Prepaid research and development	338	516
Other	319	210
	2,566	2,426

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)